Schedule of Share Purchase Warrants at Fair Value (Details) (USD $)	6 Months Ended
Dec. 31, 2012
Derivative Liabilities Schedule Of Share Purchase Warrants At Fair Value 1	1,674,730
Derivative Liabilities Schedule Of Share Purchase Warrants At Fair Value 2	$ 0
Derivative Liabilities Schedule Of Share Purchase Warrants At Fair Value 3	2,738
Derivative Liabilities Schedule Of Share Purchase Warrants At Fair Value 4	48,928
Derivative Liabilities Schedule Of Share Purchase Warrants At Fair Value 5	0
Derivative Liabilities Schedule Of Share Purchase Warrants At Fair Value 6	135
Derivative Liabilities Schedule Of Share Purchase Warrants At Fair Value 7	428,571
Derivative Liabilities Schedule Of Share Purchase Warrants At Fair Value 8	0
Derivative Liabilities Schedule Of Share Purchase Warrants At Fair Value 9	1,492
Derivative Liabilities Schedule Of Share Purchase Warrants At Fair Value 10	1,082,036
Derivative Liabilities Schedule Of Share Purchase Warrants At Fair Value 11	0
Derivative Liabilities Schedule Of Share Purchase Warrants At Fair Value 12	4,042
Derivative Liabilities Schedule Of Share Purchase Warrants At Fair Value 13	0
Derivative Liabilities Schedule Of Share Purchase Warrants At Fair Value 14	$ 8,407